2005 Shares Plan Options Outstanding (Detail)																							12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011 Stock Appreciation Rights ZAR	Dec. 31, 2010 Stock Appreciation Rights ZAR	Jun. 30, 2010 Stock Appreciation Rights ZAR	Jun. 30, 2009 Stock Appreciation Rights ZAR	Dec. 31, 2011 2005 Share Plan South Africa Rand ZAR	Dec. 31, 2010 2005 Share Plan South Africa Rand ZAR	Jun. 30, 2010 2005 Share Plan South Africa Rand ZAR	Jun. 30, 2009 2005 Share Plan South Africa Rand ZAR	Jun. 30, 2008 2005 Share Plan South Africa Rand ZAR	Dec. 31, 2011 2005 Share Plan U.S. Dollar USD ($)	Dec. 31, 2010 2005 Share Plan U.S. Dollar USD ($)	Jun. 30, 2010 2005 Share Plan U.S. Dollar USD ($)	Jun. 30, 2009 2005 Share Plan U.S. Dollar USD ($)	Jun. 30, 2008 2005 Share Plan U.S. Dollar USD ($)	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Year	Dec. 31, 2010 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2010 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2009 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2008 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights South Africa Rand ZAR	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights U.S. Dollar USD ($)	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 1 Year	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 1 South Africa Rand ZAR	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 1 U.S. Dollar USD ($)	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 2 Year	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 2 South Africa Rand ZAR	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 2 U.S. Dollar USD ($)	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 3 Year	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 3 South Africa Rand ZAR	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 3 U.S. Dollar USD ($)	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 4 Year	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 4 South Africa Rand ZAR	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 4 U.S. Dollar USD ($)
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, Price range, lower limit																							60.00	$ 7.38		85.00	$ 10.46		110.00	$ 13.53		135.00	$ 16.61
Outstanding options, Contractual life (in years)															3.83							2.95			3.50			4.28			6.01
Outstanding options, Price range, upper limit																							84.99	$ 10.45		109.99	$ 13.52		134.99	$ 16.60		159.99	$ 19.68
Outstanding options, Number of options															5,030,143	5,270,597	5,660,272	4,609,626	3,837,937			3,400			3,000,076			1,991,517			35,150
Outstanding options, Weighted average exercise price	119.17	93.89	90.84	108.90	107.91	105.53	106.00	111.50	112.73	$ 13.27	$ 15.63	$ 14.00	$ 13.83	$ 14.09						107.91	$ 13.27		69.48	$ 8.55		99.82	$ 12.28		120.20	$ 14.79		136.29	$ 16.76